Summary of Significant Accounting Policies (Policies) - EBP 033	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value (except for fully-benefit responsive investment contracts, which are reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The plan administrator determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians and insurance company. See Note 3 - Fair Value Measurements for additional information.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments purchased and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
Participant loans are recorded as “Notes receivable from participants” and measured at their unpaid principal balance plus any accrued but unpaid interest in the Statements of Net Assets Available for Benefits. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

Contributions	Contributions Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which participant compensation is earned.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Purchases of Insurance Contracts
Purchases of Insurance Contracts
Amounts used to purchase annuity contracts are treated as distributions from the Plan upon transfer to the issuing insurance company. Such annuity contracts are not considered assets of the Plan.

Operating Expenses
Operating Expenses
Certain expenses of maintaining the Plan are paid directly by the Plan, including various advisors and the Plan auditor. Other expenses may be paid by the Sponsor. Fees charged by the individual funds and participant specific expenses deducted from the participant’s balance are reflected as a component of the net appreciation in fair value of investments. Participant accounts are charged with an allocation of administrative expenses.
Subsequent Events	Subsequent Events The Plan has evaluated events and transactions that occurred through the date the financial statements were issued and there were no items requiring disclosure herein.